Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Convertible Notes
7.	Convertible Notes
Between July 2019 and October 2020, the Company entered into several subordinated convertible note purchase agreements for gross proceeds totaling $42,884 (the “2019 and 2020 Convertible Notes”). The 2019 and 2020 Convertible Notes accrue interest at 8% per annum, compounded quarterly. In May 2021, the Company and the holders of the 2019 and 2020 Convertible Notes agreed to extend the maturity date of all convertible promissory notes outstanding at December 31, 2020 from January 29, 2022 to July 31, 2022. If not converted, at the option of the holders, all unpaid principal, interest and a balloon payment of 5% of the principal balance is due on the stated maturity date of July 31, 2022. The accretion of the carrying value of the Convertible Notes for the additional balloon payment is recorded as additional interest expense over the term of the 2019 and 2020 Convertible Notes. In connection with securing the 2019 and 2020 Convertible Notes, the Company incurred debt issuance costs of $392 that have been recorded as a deduction of the carrying amount of convertible debt and are being amortized to interest expense over the term of the Convertible Notes. Conversion of the Convertible Notes can be automatic based on events such as an initial public offering (“IPO”) by the Company or voluntary based on events such as a change of control or maturity. The Convertible Notes are convertible into the Company’s common stock at a price to be determined, which is the lesser of the stated conversion price, as defined per the note agreement, or a multiple of revenue for the twelve months ended June 30, 2020. The conversion rate at June 30, 2021 was 2.4808 to 1, representing 20,175,948 shares of common stock on a fully converted basis.
From January 2021 through February 2021, the Company issued and sold several convertible promissory notes in the aggregate amount of $20,000 (“the 2021 Convertible Notes”). The 2021 Convertible notes mature four years from the date of issuance and accrue interest at 8% per annum, compounded quarterly. In connection with securing the 2021 Convertible Notes, the Company incurred debt issuance costs of $62 that have been recorded as a deduction of the carrying amount of convertible debt and are being amortized to interest expense over the life of the notes. Conversion of the Convertible Notes can be automatic based on events such as an IPO by the Company or voluntary based on events such as a change of control or maturity. The Convertible Notes are convertible into the Company’s common stock at stated conversion prices as defined per the note agreement. The conversion rate at June 30, 2021 was 13.6466 to 1, representing 1,528,640 shares of common stock on a fully converted basis.
Total accrued interest on Convertible Notes was $8,946 and $5,944 as of June 30, 2021 and December 31, 2020, respectively, and included in Convertible notes payable, net on the Condensed Consolidated Balance
Sheets. The Company recorded $3,002 and $2,203 of interest expense on the Convertible Notes for the six months ended June 30, 2021 and 2020, respectively.

8.	Convertible Notes
Between July 2019 and December 2019, the Company entered into several subordinated convertible note purchase agreements (the “Convertible Notes”), for gross proceeds totaling $42,334. Between May 2020 and October 2020, the Company entered into additional Convertible Notes for gross proceeds totaling $550. The Convertible Notes were subordinated to the amounts due to SVB under the SVB Loan Agreement. There are no loan covenants or collateral for the Convertible Notes. The Convertible Notes accrue interest at 8% per annum, compounded quarterly. If not converted, at the option of the holders, all unpaid principal, interest and a balloon payment of 5% of the principal balance is due on the stated maturity date of January 29, 2022. The accretion of the carrying value of the Convertible Notes for the additional balloon payment is recorded as additional interest expense over the term of the Convertible Notes. Accrued interest on the Convertible Notes was $5,944 and $1,454 as of December 31, 2020 and 2019, respectively, and included in Convertible notes payable, net on the Consolidated Balance Sheets. Conversion of the Convertible Notes can be automatic based on events such as an initial public offering (“IPO”) by the Company or voluntary based on events such as a change of control or maturity. The Convertible Notes are convertible into the Company’s common stock on a one-for-one basis at a price to be determined, which is the lesser of the stated conversion price, as defined per the note agreement, or a multiple of revenue for the twelve months ended June 30, 2020. The Company recorded $4,490 and $733 of interest expense on the Convertible Notes for the years ended December 31, 2020 and 2019, respectively. The conversion rate at December 31, 2020 and 2019 was 2.483, representing 19,587 shares and 17,493 shares of common stock, respectively.
In connection with securing the Convertible Notes, the Company incurred debt issuance costs of $0 and $392 for the years ended December 31, 2020 and 2019, respectively. Such costs have been recorded as a deduction from the carrying amount of the convertible debt and are being amortized to interest expense over the term of the Convertible Notes.